Special Cash Dividend on Common Stock (Details) (USD $)	3 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Dividends payable, amount per share	$ 5
Dividends payable, date declared	Nov. 07, 2012
Dividends payable, date of record	Nov. 19, 2012
Dividends payable, date to be paid	Nov. 30, 2012